SHARE CAPITAL AND RESERVES (Narrative) (Details)						1 Months Ended															12 Months Ended
	Oct. 15, 2020 shares	Jun. 12, 2019 shares	May 10, 2019 shares	Feb. 07, 2019 shares	Feb. 04, 2019 shares	Jan. 30, 2021 share	Jan. 28, 2021 Year share $ / shares	Dec. 30, 2020 share shares	Nov. 24, 2020 USD ($) shares	Nov. 23, 2020 shares	Nov. 19, 2020 CAD ($) $ / shares	Aug. 17, 2020 Year share $ / shares	Feb. 21, 2020 USD ($) shares	Feb. 19, 2020 USD ($) shares	Jan. 24, 2020 Year share $ / shares	Dec. 27, 2019 USD ($) shares	May 28, 2019 CAD ($) $ / shares shares	May 28, 2019 USD ($) shares	May 24, 2019 shares	Jul. 17, 2018 share	Jan. 31, 2021 CAD ($) Year share $ / shares shares	Jan. 31, 2021 USD ($) Year share shares	Jan. 31, 2020 $ / shares	Jan. 31, 2020 USD ($) Year share shares	Jan. 31, 2019	Jan. 31, 2021 USD ($)	Nov. 19, 2020 USD ($)
Shares issued - private placement financing																	$ 7,713,500	$ 5,847,135
Shares issued - private placement financing (shares)																	5,589,493	5,589,493						5,589,493
Shares issued under private placement financing per shares | $ / shares																	$ 1.38
Shares issued on exercise of warrants (Shares)																								915,545
Shares issued - option exercises (shares)	200,000																				200,000	200,000		80,000
Proceeds from exercise of options																					$ 130,000	$ 98,950		$ 39,028
Amendment of Megawood consideration (shares)													95,849								95,849	95,849
Amendment of Megawood consideration | $													$ 38,415									$ 38,415
Repayment of convertible promissory note | $													$ 130,000
Shares issued - conversion of promissory note (shares)																								977,479
Number of shares issued on conversion of debentures																					19,764,694	19,764,694		8,016,388
Shares issued on purchase of Swell Companies (shares)																								1,266,667
Subsequent shares issued on purchase of Swell Companies (shares)																								7,015,238
Number of warrants issued | share						4,258,916		1,941,084													6,200,000	6,200,000
Total warrants issued | share																					6,200,000	6,200,000
Interest expense on warrants issued																					$ 2,764,382	$ 2,116,192
Exercise price of warrant issued | $ / shares																	$ 1.83				$ 1
Expected life of warrants issued																					3 years	3 years
Expected volatility, warrants issued																					80.00%	80.00%
Expected dividends yield rate, warrants issued																					0.00%	0.00%
Forfeiture rate warrants issued																					0.00%	0.00%
Number of options granted | share							150,000					3,905,000			100,000						4,055,000	4,055,000		1,830,000
Exercise price | (per share)							$ 1.5					$ 0.7			$ 0.8						$ 0.73		$ 1.14
Stock option vesting period (years)							2 years					2 years			1 year						2 years 18 days	2 years 18 days		2 years 2 months 4 days	2 years 3 months 18 days
Description of maximum term of options granted for share-based payment arrangement																					The exercise price of each option equals the market price of the Company's shares as calculated on the date of grant. The options can be granted for a maximum term of 10 years.	The exercise price of each option equals the market price of the Company's shares as calculated on the date of grant. The options can be granted for a maximum term of 10 years.
Expected life (years) | Year							3					3			3						3	3		3
Expected volatility							80.00%					80.00%			100.00%						80.00%	80.00%		80.00%
Risk free interest rate							0.19%					0.29%			1.46%						0.19%	0.19%		0.29%
Expected dividend yield rate							0.00%					0.00%			0.00%						0.00%	0.00%		0.00%
Forfeiture rate							0.00%					0.00%			0.00%
Shares issued - partial settlement of EFF share payment note | $																						$ 21,371		$ 368,688
Shares issued - partial settlement of EFF share payment note (shares)																					19,774	19,774		368,688
Share-based compensation | $																						$ 494,435		$ 492,631
Description of conversion of debt to equity											On November 19, 2020, the Company announced that it had secured an equity commitment from three investment managers and Mr. Newman (the "Investors"), to guarantee the repayment of the 10% Convertible Debentures which remain outstanding at maturity, which is December 31, 2020 and January 30, 2021.
Conversion price | $ / shares											$ 0.8
Outstanding debentures											$ 8,212,000																$ 6,225,018
Phantom Farms
Shares issued - acquisition (shares)					2,670,000									7,132,042							7,132,042	7,132,042		2,670,000
Shares issued - acquisition | $														$ 2,582,903
Swell Companies Limited ("Swell")
Shares issued - acquisition (shares)																								8,281,905
Shares issued on purchase of Swell Companies (shares)																			1,266,667					1,266,667
Subsequent shares issued on purchase of Swell Companies (shares)																7,015,238								7,015,238
Subsequent shares issued on purchase of Swell Companies | $									$ 424,688							$ 3,796,815								$ 3,796,815
Shares issued - commitment (shares)									456,852	456,862											456,862	456,862
EFF
Shares issued - acquisition (shares)			3,983,886																					3,983,886
Shares issued - conversion of promissory note (shares)				977,479
Shares issued - settle share payment note (Shares)																					2,142,000	2,142,000
Share payment note | $																										$ 1,905,635
Number of shares issued pursuant to promissory note payable commitment																					1,349,046	1,349,046
Shares issued - partial settlement of EFF share payment note (shares)		368,688
Shares issued - commitment (shares)								19,774													19,774	19,774
Restricted Stock Unit plan
Number of stock options granted to purchase common shares exercisable | share																				750,000
Maximum proportion of common shares outstanding																				10.00%
Minimum
Expected risk-free interest rate, warrants issued																					0.18%	0.18%
Maximum
Expected risk-free interest rate, warrants issued																					0.25%	0.25%